RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 9:            RELATED PARTY TRANSACTIONS

a.
ClientConnect and Conduit entered into agreements pursuant to which the parties agreed to provide and receive certain administrative and business support services and systems, including data services, information technology, information security and management information systems, for consideration at market terms, from each other. During the six months ended June 30, 2014, ClientConnect received $1,294 of services from Conduit, and provided $341 of services to Conduit. In September 2014, following the Company's moving of its offices to Holon, the above mentioned services are no longer being provided

b.
In connection with a commercial agreement signed between Perion and Conduit in August 2013, as described in note 2(i) of Perion's 2013 consolidated financial statements included on Form 20-F filed with the SEC on April 10, 2014 (as amended by Form 20F/A filed with the SEC on July 29, 2014), the balance of accounts payable as of December 31, 2013, includes an amount of $12,823 payable to Perion.